Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Gold & Special Minerals Fund))	0 Months Ended
Oct. 28, 2011
Class A
Average Annual Return:
1 Year	45.62%
5 Years	24.37%
10 Years (or life of class, if less)	26.18%
Inception Date	Jul. 19, 1983
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	43.39%
5 Years	22.12%
10 Years (or life of class, if less)	24.11%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	32.51%
5 Years	20.41%
10 Years (or life of class, if less)	22.81%
Class B
Average Annual Return:
1 Year	48.20%
5 Years	24.64%
10 Years (or life of class, if less)	26.34%
Inception Date	Nov. 01, 1995
Class C
Average Annual Return:
1 Year	52.32%
5 Years	24.88%
10 Years (or life of class, if less)	25.98%
Inception Date	Nov. 01, 1995
Class N
Average Annual Return:
1 Year	52.91%
5 Years	25.43%
10 Years (or life of class, if less)	26.35%
Inception Date	Mar. 01, 2001
MSCI World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	3.07% [1]
MSCI World Index
Average Annual Return:
1 Year	11.76%
5 Years	2.43%
10 Years (or life of class, if less)	2.31%

[1]	From 2-28-01